Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 1,694,114	$ 1,387,179
Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	569,904	494,872
Monetary Financial Liabilities	(467,758)	(486,179)
Derivatives	(22,858)	(2,515)
Net Position	79,288	6,178
US Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	563,733	488,662
Monetary Financial Liabilities	(465,334)	(484,868)
Derivatives	(22,858)	(2,515)
Net Position	75,541	1,279
Euro | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	5,758	5,733
Monetary Financial Liabilities	(2,247)	(1,214)
Derivatives	0	0
Net Position	3,511	4,519
Canadian Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	60	62
Monetary Financial Liabilities	(12)	(8)
Derivatives	0	0
Net Position	48	54
Real | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	70	76
Monetary Financial Liabilities	0	0
Derivatives	0	0
Net Position	70	76
Swiss Franc | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	80	173
Monetary Financial Liabilities	(53)	(62)
Derivatives	0	0
Net Position	27	111
Others | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	203	166
Monetary Financial Liabilities	(112)	(27)
Derivatives	0	0
Net Position	$ 91	$ 139